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      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 27, 1998

                                                             FILE NO.  33-39170
                                                                       811-4865

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                          [ ]

         Post-Effective Amendment No.                10       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.                               25       [X]

                        (Check appropriate box or boxes.)

                               VARIABLE ACCOUNT A
                           (Exact Name of Registrant)

            American International Life Assurance Company of New York
                               (Name of Depositor)

                       80 Pine Street, New York, NY 10005
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                                            (212) 770-7000
               (Depositor's Telephone Number, including Area Code)

                              Robert Liguori, Esq.
                           AIG Life Insurance Company
                                 One Alico Plaza
                           Wilmington, Delaware 19899
                     (Name and Address of Agent for Service)

                                   Copies to:

         Michael Berenson, Esq.      an      Florence Davis, Esq.
         Jorden Burt Boros Cicchetti         American International Group, Inc.
         Berenson & Johnson                  70 Pine Street
         1025 Thomas Jefferson Street, N.W.  New York, NY  10270
         Washington, DC  200007-0805

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box)

     X    immediately upon filing pursuant to paragraph (b) of Rule 485

     ___ on _____ pursuant to paragraph (b) of Rule 485 ___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485

     ___ on _____ pursuant to paragraph (a)(i) of Rule 485 ___ 75 days after filing pursuant to paragraph (a)(ii)

     ___  on _____ pursuant to paragraph (a)(ii) of Rule 485.

     If   appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has declared that it registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 notice for its most recent fiscal year on March 30, 1998



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                              CROSS REFERENCE SHEET
                             (required by Rule 495)

         Item No.                                 Location

                                     PART A

 Item 1.  Cover Page                              Cover Page
 Item 2.  Definitions                             Definitions
 Item 3.  Synopsis                                Highlights
 Item 4.  Condensed Financial Information         Condensed Financial Info.
 Item 5.  General Description of Registrant,      The Company, The Variable
          Depositor, and Portfolio Companies      Account, The Fund
 Item 6.  Deductions and Charges                  Charges and Deductions
 Item 7.  General Description of Variable         The Contract
          Annuity Contracts
 Item 8.  Annuity Period                          Annuity Benefits
 Item 9.  Death Benefit                           Death Benefit
 Item 10. Purchases and Contract Value            Distributions under Contracts;
 Item 11. Redemptions                             Withdrawals
 Item 12. Taxes                                   Taxes
 Item 13. Legal Proceedings                       Legal Proceedings
 Item 14. Table of Contents of the Statement of   Table of Contents of
          Additional Information                  the Statement of Additional
                                                  Information


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                                     PART B

Item 15. Cover Page                               Cover Page
Item 16. Table of Contents                        Table of Contents
Item 17. General Information and History          General Information
Item 18. Services                                 General Information/
                                                  Independent Accountants/
                                                  Legal Counsel
Item 19. Purchase of Securities Being Offered     The Contract;
                                                  Charges and Deductions
                                                  (Part A)
Item 20. Underwriters                             General Information/
                                                  Distributor
Item 21. Calculation of Performance Data          Calculation of Performance
                                                  Related Information
Item 22. Annuity Payments                         Annuity Provisions
Item 23. Financial Statements                     Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                     PART A

Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File No. 33-39171), filed on May 1, 1998, as amended by the filings under Rule 497(e) on June 11, 1998, July 2, 1998, July 21, 1998, September 16, 1998 and October 9, 1998.



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                                     PART B


Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File No. 33-39171), filed on May 1, 1998, as amended by the filing under Rule 497(e) on June 25, 1998.

                                     PART C

                                OTHER INFORMATION

     Item 24. Financial Statements and Exhibits.

          a.   Financial Statements

               Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File No. 33-39170), filed on May 1, 1998, as amended by the filing under Rule 497(e) on June 25, 1998.

          b.   Exhibits

          1.   Certificate  of  Resolution  for  American   International   Life
               Assurance Company of New York, dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts.

          2.   N/A

          3.   (a)  Principal    Underwriter's    Agreement   between   American
                    International   Life  Assurance  Company  of  New  York  and
                    American  International Fund  Distributors,  dated August 1,
                    1988;

               (b) Broker/Dealer Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 1, 1988

               (c)  Selling  Agreement  between  American   International   Life
                    Assurance Company of New York, AIG Life Insurance Company and AIG Equity Sales, dated October 1998

               (d) Distribution Agreement between American International Life Assurance Company of New York, AIG Life Insurance Company and Alliance Fund Distributors, dated June 11, 1991;

               (e) Buy Sell Agreement between American International Life Assurance Company of New York and Alliance Variable Products Series Fund and Alliance Capital Management, L.P., dated June 11, 1991

         4.    (a)  Form of Individual  Variable Annuity Single Purchase Payment
                    Policy (45649 - 4/87)

               (b)  Form of Individual Variable Annuity Policy (21VAN0896NY)

               (c)  Form of Group Variable Annuity (21GVAN897)

               (d)  Form   of   Variable   Annuity   Certificate   of   Coverage
                    (26GVAN897NY)


         5.    (a)  Form of Single Premium Variable Annuity  application  (52971
                    11/96)

               (b)  Form of Group Variable Annuity application (24GVAN897)

         6.    (a)  American  International  Life Assurance Company of New York,
                    By-Laws (as amended on 3/25/75);

               (b) Charter of American International Life Assurance Company of New York, dated March 5, 1962;

               (c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972;

               (d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985;

               (e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987;

               (f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989;

               (g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991

               7.   N/A

               8. Delaware Valley Financial Services Administrative Agreement appointing Delaware Valley Financial Services by American International Life Assurance Company of New York and AIG Life Company.

               9. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File No. 33-39170), filed on May 1, 1998.

               10. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File No. 33-39170), filed on May 1, 1998.

               11.  N/A

               12.  N/A

               13. Performance Data - Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 33-39171) filed on May 1, 1993.

               14.  N/A

               15. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File No. 33-39170), filed on May 1, 1998

     Item 25. Directors and Officers of the Depositor

          Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File No. 33-39170), filed on May 1, 1998

     Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          Incorporated by reference to the Form 10K, Exhibit 21 filed by American International Life Assurance Company of New York, parent of registrant for year end December 31, 1997.


     Item 27. Number of Contract Owners.

          Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File No. 33-39170), filed on May 1, 1998

     Item 28. Indemnification

          Principal Underwriter's Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 1, 1988 which is incorporated by reference and attached as
     Item 24b 3(a) to this filing of Registrant's Post-Effective Amendment No. 10 to Form N-4 (File No. 33-39170), filed on October 27, 1998

     Item 29. Principal Underwriter

          Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File No. 33-39170), filed on May 1, 1998

     Item 30. Location of Accounts and Records.

          Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File No. 33-39170), filed on May 1, 1998

     Item 31. Management Services.

          Not applicable.

     Item 32. Undertakings

          Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File No. 33-39170), filed on May 1, 1998

          Signatures - Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File No. 33-39170), filed on May 1, 1998

                                  EXHIBITS TO
                            AMENDMENT NUMBER 10 TO
                                    FORM N-4
                                       FOR
                               VARIABLE ACCOUNT A

                               INDEX TO EXHIBITS


Exhibit

     b.

     1. Certificate of Resolution for American International Life Assurance Company of New York, dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts.

     3. (a) Principal Underwriter's Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 1, 1988;

          (b)  Broker/Dealer   Agreement  between  American  International  Life
               Assurance Company of New York and American International Fund Distributors, dated August 1, 1988

          (c) Selling Agreement between American International Life Assurance Company of New York, AIG Life Insurance Company and AIG Equity Sales, dated October 1998

          (d)  Distribution   Agreement  between  American   International  Life
               Assurance Company of New York, AIG Life Insurance Company and Alliance Fund Distributors, dated June 11, 1991;

          (e) Buy Sell Agreement between American International Life Assurance Company of New York and Alliance Variable Products Series Fund and Alliance Capital Management, L.P., dated June 11, 1991

     4. (a) Form of Individual Variable Annuity Single Purchase Payment Policy (45649 - 4/87)

          (b)  Form of Individual Variable Annuity Policy (21VAN0896NY)

          (c)  Form of Group Variable Annuity (21GVAN897)

          (d)  Form of Variable Annuity Certificate of Coverage (26GVAN897NY)


     5.   (a)  Form of Single Premium Variable Annuity application (52971 11/96)

          (b)  Form of Group Variable Annuity application (24GVAN897)

     6. (a) American International Life Assurance Company of New York, By-Laws (as amended on 3/25/75);

          (b) Charter of American International Life Assurance Company of New York, dated March 5, 1962;

          (c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972;

          (d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985;

          (e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987;

          (f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989;

          (g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991;

     8. Delaware Valley Financial Services Administrative Agreement appointing Delaware Valley Financial Services by American International Life Assurance Company of New York and AIG Life Company.